Statements of Operations (USD $)	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011
Services	$ 276,960		$ 395,854		$ 1,094,731		$ 848,483
License fees and other	527,683		1,014,573		2,741,162		2,660,321
	804,643		1,410,427		3,835,893		3,508,804
Cost of services	40,715		124,017		221,027		159,223
Cost of license fees and other	77,098		57,413		350,706		651,236
	117,813		181,430		571,733		810,459
Gross Profit	686,830		1,228,997		3,264,160		2,698,345
Selling, general and administrative	732,076		604,884		2,288,903		3,036,299
Research, development and engineering	262,809		254,487		947,371		1,116,658
Total Operating Expenses	994,885		859,371		3,236,274		4,152,957
Operating (loss) income	(308,055)		369,626		27,886		(1,454,612)
Interest income					7		95,033
Interest expense	(7,524)		(6,128)		(24,626)		(411,527)
Income taxes							(26,500)
Net discounts of notes payable and note receivable							(100,000)
Total Other income (expenses)	(7,524)		(6,128)		(24,619)		(442,994)
Net (loss) income	$ (315,579)		$ 363,498		$ 3,267		$ (1,897,606)
Basic (Loss) Income per Common Share (in Dollars per share)	$ 0.00	[1]	$ 0.00	[1]		[1]		[1]
Diluted (Loss) Income per Common Share (in Dollars per share)	$ 0.00	[1]	$ 0.00	[1]
Basic and Diluted Income (Loss) per Common Share: (in Dollars per share)		[1]		[1]	$ 0	[1]	$ (0.02)	[1]
Weighted Average Shares Outstanding:
Basic (in Shares)	81,465,289		78,155,413
Diluted (in Shares)	81,465,289		78,156,172
Basic and Diluted (in Shares)					78,155,413		78,155,413

[1]	Represents less than $0.01